Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Deposits
Following is a summary of deposits at December 31:

	2025	2024
Noninterest-bearing deposits	$314,131	$322,383

Interest-bearing deposits:
NOW accounts	218,432	272,941
Savings and Money Market	307,368	285,966
Time deposits of $250 or less	394,183	311,972
Time deposits of more than $250	95,553	81,916
Total time deposits	489,736	393,888
Total interest-bearing deposits	1,015,536	952,795

Total deposits	$1,329,667	$1,275,178

Maturities of Time Deposits	Following is a summary of total time deposits by remaining maturity at December 31, 2025:
2026	$460,323
2027	22,803
2028	4,952
2029	513
2030	1,073
Thereafter	72
Total	$489,736